Columbia Ultra Short Term Bond Fund
Third Quarter Report
April 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Ultra Short Term Bond Fund, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 34.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	1,160,802	1,158,344
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	1,450,000	1,444,568
ACM Auto Trust(a)
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	5,191,000	5,232,312
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	4,775,000	4,827,715
Series 2023-X1 Class A
11/15/2028	7.110%	1,594,232	1,600,939
Affirm Asset Securitization Trust(a),(b)
Series 2024-X1 Class A
05/15/2029	6.270%	5,900,000	5,900,280
American Credit Acceptance Receivables Trust(a)
Series 2023-3 Class A
03/12/2027	6.000%	1,906,329	1,905,964
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	3,382,230	3,370,759
Subordinated Series 2022-2 Class D
06/13/2028	4.850%	6,200,000	6,093,531
AmeriCredit Automobile Receivables Trust
Series 2021-3 Class A3
08/18/2026	0.760%	6,279,612	6,160,720
Amur Equipment Finance Receivables XIII LLC(a)
Series 2024-1A Class A1
01/21/2025	5.558%	2,590,704	2,591,512
Arivo Acceptance Auto Loan Receivables Trust(a)
Series 2021-1A Class A
01/15/2027	1.190%	729,810	723,190
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	224,243	223,577
Capital One Multi-Asset Execution Trust
Series 2021-A3 Class A3
11/15/2026	1.040%	10,153,000	9,904,024
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	3,414,564	3,259,799
Carvana Auto Receivables Trust(a)
Series 2024-N1 Class A2
04/12/2027	5.760%	5,900,000	5,896,002
CCG Receivables Trust(a)
Series 2021-1 Class A2
06/14/2027	0.300%	219,583	218,835
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNH Equipment Trust
Series 2021-B Class A3
08/17/2026	0.440%	3,158,459	3,069,328
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	3,184,511	3,139,615
Dext Asset-Backed Security LLC(a)
Series 2021-1 Class A
02/15/2028	1.120%	4,819,560	4,729,256
Dllmt LLC(a)
Series 2021-1A Class A3
07/21/2025	1.000%	2,781,284	2,741,932
DT Auto Owner Trust(a)
Series 2022-3A Class A
10/15/2026	6.050%	5,118,912	5,120,624
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	2,135,816	2,123,634
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	3,280,998	3,287,303
Enterprise Fleet Financing LLC(a)
Series 2021-3 Class A3
08/20/2027	1.220%	12,000,000	11,471,101
Exeter Automobile Receivables Trust
Series 2023-4A Class A2
12/15/2025	6.070%	1,252,091	1,252,453
Subordinated Series 2021-4A Class C
10/15/2027	1.460%	4,448,300	4,397,387
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	1,502,106	1,473,259
Series 2021-2A Class A
12/15/2026	0.830%	3,390,092	3,304,524
First Investors Auto Owner Trust(a)
Series 2021-2A Class A
03/15/2027	0.480%	2,063,877	2,043,452
Flagship Credit Auto Trust(a)
Series 2021-3 Class A
07/15/2027	0.360%	1,124,122	1,119,092
Ford Credit Auto Lease Trust
Series 2022-A Class A3
05/15/2025	3.230%	44,183	44,145
GLS Auto Receivables Issuer Trust(a)
Series 2023-3A Class A2
03/15/2027	6.040%	5,294,031	5,297,331

Columbia Ultra Short Term Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Automobile Leasing Trust
Series 2022-1 Class A4
02/20/2026	1.960%	18,975,000	18,904,265
GM Financial Consumer Automobile Receivables Trust
Series 2023-1 Class A2A
03/16/2026	5.190%	1,348,708	1,346,852
Harley-Davidson Motorcycle Trust
Series 2022-A Class A3
02/15/2027	3.060%	2,926,634	2,881,812
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	4,715,000	4,617,699
HPEFS Equipment Trust(a)
Series 2024-1A Class A1
01/21/2025	5.596%	3,322,197	3,324,147
Hyundai Auto Receivables Trust
Series 2021-B Class A3
01/15/2026	0.380%	1,794,876	1,771,041
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-1 Class C
09/25/2028	1.024%	691,245	685,021
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	404,024	396,874
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	2,264,011	2,200,674
Series 2021-3 Class C
02/26/2029	0.860%	923,648	896,771
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	393,535	390,882
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	4,189,993	4,079,819
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	7,543	7,528
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A4
10/15/2026	0.770%	3,018,324	2,989,327
Octane Receivables Trust(a)
Series 2021-2A Class A
09/20/2028	1.210%	6,250,666	6,108,954
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	586,092	586,189
Series 2024-1A Class A
04/08/2031	6.334%	1,214,289	1,214,550
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	4,547,882	4,511,393
Series 2024-1 Class A
07/15/2031	6.660%	3,877,237	3,884,832
Series 2024-2 Class A
08/15/2031	6.319%	7,650,000	7,640,001
Series 2024-3 Class A
10/15/2031	6.258%	8,475,000	8,464,766
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	7.357%	2,806,851	2,819,164
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	796,242	799,685
Series 2024-1A Class A
08/15/2029	6.120%	1,825,000	1,823,508
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	3,361,586	3,365,551
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	1,025,000	1,024,788
Santander Drive Auto Receivables Trust
Series 2022-2 Class A3
10/15/2026	2.980%	485,133	484,613
Series 2022-3 Class A3
12/15/2026	3.400%	4,736,978	4,721,326
Series 2022-7 Class A3
04/15/2027	5.750%	5,407,775	5,407,563
Series 2023-3 Class A2
08/17/2026	6.080%	1,605,925	1,607,240
Series 2023-4 Class A2
02/16/2027	6.180%	9,270,283	9,289,432
Series 2024-1 Class A2
02/16/2027	5.710%	2,510,884	2,509,949
Subordinated Series 2022-6 Class B
06/15/2027	4.720%	4,425,000	4,388,015
Santander Retail Auto Lease Trust(a)
Series 2022-B Class A3
11/20/2025	3.280%	355,152	352,641
Santander Revolving Auto Loan Trust(a)
Subordinated Series 2019-A Class C
01/26/2032	3.000%	9,150,000	8,963,363
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	8,000,000	7,948,430
Columbia Ultra Short Term Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Auto Loan Extended Note Trust(a)
Series 2019-1A Class A
11/25/2031	2.560%	31,813,000	31,751,820
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	2,900,000	2,900,116
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	555,634	551,751
Series 2021-ST2 Class A
04/20/2027	2.500%	390,085	382,575
Series 2021-ST6 Class A
08/20/2027	1.850%	1,017,320	995,319
Series 2021-ST9 Class A
11/20/2029	1.700%	962,007	950,825
Verizon Master Trust
Series 2021-1 Class A
05/20/2027	0.500%	21,345,000	21,266,359
Series 2022-2 Class A
07/20/2028	1.530%	12,000,000	11,644,278
Series 2023-2 Class A
04/13/2028	4.890%	14,785,000	14,683,273
Verizon Master Trust(c)
Series 2022-7 Class A1A
11/22/2027	5.230%	1,510,000	1,505,676
VFI ABS LLC(a)
Series 2022-1A Class A
03/24/2028	2.230%	1,276,307	1,263,531
Westlake Automobile Receivables Trust(a)
Series 2022-2A Class A3
04/15/2026	3.750%	5,632,272	5,614,936
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	9,000,000	8,826,883
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	6,000,000	5,741,665
World Omni Auto Receivables Trust
Series 2021-A Class A3
01/15/2026	0.300%	198,454	196,062
Series 2022-A Class A3
05/17/2027	1.660%	2,544,427	2,476,432
World Omni Select Auto Trust
Series 2021-A Class A3
03/15/2027	0.530%	5,162,430	5,099,881
Total Asset-Backed Securities — Non-Agency (Cost $361,200,330)			363,386,554

Commercial Mortgage-Backed Securities - Non-Agency 3.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust
Series 2014-LC17 Class A5
10/10/2047	3.917%	5,891,817	5,844,214
Series 2015-CR24 Class A4
08/10/2048	3.432%	5,117,307	5,009,476
Commercial Mortgage Trust
Series 2014-CR16 Class A4
04/10/2047	4.051%	110,426	109,434
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 Class A5
02/15/2047	4.079%	255,210	251,949
Series 2015-C29 Class A4
05/15/2048	3.611%	4,568,000	4,454,582
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27 Class A3
12/15/2047	3.473%	3,845,874	3,739,014
Progress Residential Trust(a)
Series 2020-SFR1 Class A
04/17/2037	1.732%	4,977,715	4,788,051
Series 2020-SFR2 Class A
06/17/2037	2.078%	6,334,645	6,062,564
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2017-SMP Class A
1-month Term SOFR + 1.047% Floor 0.875% 12/15/2034	6.368%	11,000,000	10,398,641
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $41,120,326)			40,657,925

Corporate Bonds & Notes 48.0%

Aerospace & Defense 2.0%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	5,500,000	5,344,511
Boeing Co. (The)
05/01/2025	4.875%	5,500,000	5,431,450
Harris Corp.
04/27/2025	3.832%	5,000,000	4,912,745
United Technologies Corp.
08/16/2025	3.950%	5,500,000	5,392,309
Total			21,081,015
Automotive 0.5%
Toyota Motor Credit Corp.(d)
SOFR + 0.650% 09/11/2025	5.970%	5,200,000	5,213,400

Columbia Ultra Short Term Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 14.5%
American Express Co.(d)
SOFR + 0.720% 05/03/2024	6.040%	4,647,000	4,647,144
Bank of America Corp.(d)
SOFR + 1.330% 04/02/2026	6.650%	11,000,000	11,081,280
Bank of Montreal
06/07/2025	3.700%	5,563,000	5,449,322
Bank of New York Mellon Corp. (The)(e)
07/24/2026	4.414%	3,050,000	3,004,060
Bank of Nova Scotia (The)(d)
SOFR + 1.090% 06/12/2025	6.410%	5,000,000	5,037,035
BB&T Corp
06/05/2025	3.700%	4,875,000	4,767,133
Canadian Imperial Bank of Commerce(d)
SOFR + 0.940% 04/07/2025	6.260%	5,000,000	5,025,092
Citigroup, Inc.(d)
SOFR + 1.528% 03/17/2026	6.848%	10,500,000	10,585,498
Commonwealth Bank of Australia(a),(d)
SOFR + 0.630% 09/12/2025	5.950%	1,043,000	1,046,015
Cooperatieve Rabobank UA(d)
SOFR + 0.700% 07/18/2025	6.020%	5,375,000	5,390,167
Goldman Sachs Group, Inc. (The)(d)
SOFR + 0.486% 10/21/2024	5.806%	9,500,000	9,505,152
HSBC Holdings PLC(e)
04/18/2026	1.645%	7,000,000	6,718,386
JPMorgan Chase & Co.(e)
11/19/2026	1.045%	12,000,000	11,166,685
Morgan Stanley(e)
10/21/2025	1.164%	10,000,000	9,772,273
National Australia Bank Ltd.
12/10/2025	4.750%	5,175,000	5,129,932
PNC Bank NA
06/01/2025	3.250%	5,498,000	5,354,978
Royal Bank of Canada(d)
SOFR + 0.840% 04/14/2025	6.160%	5,500,000	5,520,371
Skandinaviska Enskilda Banken AB(a)
11/19/2025	1.400%	5,500,000	5,159,304
State Street Corp.(e)
05/18/2026	5.104%	4,375,000	4,346,821
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	5,465,000	5,350,952
Toronto-Dominion Bank (The)(d)
SOFR + 1.080% 07/17/2026	6.400%	4,325,000	4,364,181
U.S. Bancorp
07/22/2026	2.375%	5,675,000	5,322,512
UBS Group AG(a),(e)
08/05/2025	4.490%	5,500,000	5,475,242
Wells Fargo & Co.(e)
05/19/2025	0.805%	10,000,000	9,971,187
Westpac Banking Corp.(d)
SOFR + 0.720% 11/17/2025	6.040%	5,300,000	5,323,278
Total			154,514,000
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	5,200,000	5,129,947
Comcast Corp.
10/15/2025	3.950%	5,500,000	5,383,669
Total			10,513,616
Chemicals 0.5%
LYB International Finance III LLC
10/01/2025	1.250%	5,500,000	5,157,143
Construction Machinery 1.0%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	5,500,000	5,279,261
John Deere Capital Corp.
03/06/2026	4.950%	5,225,000	5,194,450
Total			10,473,711
Diversified Manufacturing 1.0%
Carrier Global Corp.
11/30/2025	5.800%	5,088,000	5,099,148
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	5,500,000	5,375,170
Total			10,474,318
Electric 4.1%
CenterPoint Energy, Inc.
06/01/2026	1.450%	3,075,000	2,826,147
Dominion Energy, Inc.
04/15/2026	1.450%	5,500,000	5,076,466
DTE Energy Co.
11/01/2024	4.220%	5,000,000	4,957,682
Columbia Ultra Short Term Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
09/15/2025	0.900%	5,651,000	5,294,372
Eversource Energy
08/15/2025	0.800%	3,657,000	3,426,255
Mississippi Power Co.(d)
SOFR + 0.300% 06/28/2024	5.620%	5,286,000	5,285,768
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	5,000,000	5,004,064
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	4,874,000	4,574,446
WEC Energy Group, Inc.
09/27/2025	5.000%	5,000,000	4,955,337
Xcel Energy, Inc.
06/01/2025	3.300%	2,334,000	2,271,906
Total			43,672,443
Food and Beverage 2.1%
Bacardi Ltd.(a)
05/15/2025	4.450%	5,500,000	5,425,708
Campbell Soup Co.
03/19/2027	5.200%	2,500,000	2,485,055
Diageo Capital PLC
09/29/2025	1.375%	5,000,000	4,723,951
Mondelez International, Inc.
05/04/2025	1.500%	5,500,000	5,276,221
PepsiCo, Inc.(d)
SOFR + 0.400% 11/12/2024	5.720%	5,085,000	5,085,294
Total			22,996,229
Health Care 2.5%
Becton Dickinson and Co.
06/06/2024	3.363%	5,208,000	5,195,508
CVS Health Corp.
07/20/2025	3.875%	5,500,000	5,380,148
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	5,000,000	4,993,056
HCA, Inc.
02/15/2026	5.875%	5,275,000	5,277,215
Thermo Fisher Scientific, Inc.
10/18/2024	1.215%	5,500,000	5,389,964
Total			26,235,891
Healthcare Insurance 0.9%
Anthem, Inc.
03/15/2026	1.500%	5,268,000	4,895,089
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
07/15/2025	3.750%	5,000,000	4,903,309
Total			9,798,398
Independent Energy 0.9%
Pioneer Natural Resources Co.
03/29/2026	5.100%	4,834,000	4,799,551
Woodside Finance Ltd.(a)
03/05/2025	3.650%	4,537,000	4,445,553
Total			9,245,104
Integrated Energy 0.2%
BP Capital Markets America, Inc.
05/04/2026	3.119%	2,575,000	2,465,357
Life Insurance 2.1%
Corebridge Financial, Inc.
04/04/2025	3.500%	5,000,000	4,898,544
Met Tower Global Funding(a)
06/20/2026	5.400%	5,000,000	4,985,665
New York Life Global Funding(a)
06/24/2025	0.950%	1,836,000	1,742,484
Pricoa Global Funding I(a)
09/01/2025	0.800%	5,500,000	5,159,735
Principal Life Global Funding II(a)
11/17/2026	1.500%	5,800,000	5,256,619
Total			22,043,047
Media and Entertainment 0.9%
Discovery Communications LLC
03/11/2026	4.900%	5,500,000	5,411,421
Walt Disney Co. (The)
09/15/2024	3.700%	4,149,000	4,118,027
Total			9,529,448
Midstream 3.4%
Enbridge, Inc.
11/15/2026	5.900%	5,000,000	5,031,296
Energy Transfer Partners LP
01/15/2026	4.750%	5,400,000	5,316,215
Enterprise Products Operating LLC
01/10/2026	5.050%	4,215,000	4,192,041
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	1,710,000	1,709,924
Kinder Morgan, Inc.
06/01/2025	4.300%	5,200,000	5,125,952
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	5,000,000	4,916,727

Columbia Ultra Short Term Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Midstream Operating LP
02/01/2025	3.100%	4,225,000	4,132,241
Williams Companies, Inc. (The)
09/15/2025	4.000%	5,500,000	5,375,575
Total			35,799,971
Natural Gas 0.5%
NiSource, Inc.
08/15/2025	0.950%	5,500,000	5,176,478
Pharmaceuticals 3.1%
AbbVie, Inc.
03/15/2025	3.800%	5,300,000	5,220,036
Amgen, Inc.
05/01/2025	3.125%	5,500,000	5,362,257
AstraZeneca PLC
11/16/2025	3.375%	5,500,000	5,337,840
Bristol-Myers Squibb Co.
02/20/2026	4.950%	5,300,000	5,265,218
Gilead Sciences, Inc.
02/01/2025	3.500%	5,025,000	4,947,219
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	5,750,000	5,651,314
Roche Holdings, Inc.(a)
05/15/2026	2.625%	1,712,000	1,623,946
Total			33,407,830
Property & Casualty 1.0%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	5,135,000	4,935,290
Loews Corp.
04/01/2026	3.750%	5,500,000	5,332,125
Total			10,267,415
Railroads 0.9%
CSX Corp.
11/01/2025	3.350%	5,500,000	5,326,371
Union Pacific Corp.
01/15/2025	3.250%	5,000,000	4,916,164
Total			10,242,535
Retailers 0.5%
Lowe’s Companies, Inc.
09/08/2025	4.400%	5,236,000	5,161,182
Technology 1.9%
Broadcom, Inc.
11/15/2025	3.150%	5,500,000	5,300,053
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.
09/01/2025	4.250%	4,675,000	4,587,955
NXP BV/Funding LLC
03/01/2026	5.350%	5,200,000	5,172,020
Oracle Corp.
04/01/2025	2.500%	5,500,000	5,339,491
Total			20,399,519
Transportation Services 0.5%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	5,500,000	5,352,698
Wireless 1.0%
American Tower Corp.
01/15/2025	2.950%	5,000,000	4,896,867
T-Mobile USA, Inc.
04/15/2025	3.500%	5,500,000	5,386,656
Total			10,283,523
Wirelines 1.0%
AT&T, Inc.(d)
3-month Term SOFR + 1.442% 06/12/2024	6.763%	5,500,000	5,504,716
Verizon Communications, Inc.
11/20/2025	0.850%	5,838,000	5,431,326
Total			10,936,042
Total Corporate Bonds & Notes (Cost $511,981,611)			510,440,313

Foreign Government Obligations(f) 0.9%

Canada 0.9%
Province of Ontario
01/21/2026	0.625%	5,500,000	5,083,157
Province of Quebec
10/16/2024	2.875%	5,000,000	4,939,578
Total			10,022,735
Total Foreign Government Obligations (Cost $10,102,675)			10,022,735

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(d)
1-year CMT + 2.255% Cap 11.233% 02/01/2036	6.380%	17,705	17,711
Total Residential Mortgage-Backed Securities - Agency (Cost $17,694)			17,711

Columbia Ultra Short Term Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 9.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(d)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	6.330%	774,175	774,017
CFMT LLC(a),(c)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	2,625,725	2,501,577
Connecticut Avenue Securities Trust(a),(d)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	7.230%	7,406,910	7,453,754
Freddie Mac STACR REMIC Trust(a),(d)
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	7.430%	5,229,461	5,276,845
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	945,639	869,630
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,335,823	2,241,806
PRET LLC(a),(c)
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	7,598,834	7,521,917
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	7,216,486	6,923,504
RCO Mortgage LLC(a),(c)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	1,032,762	1,023,551
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	7,909,804	7,418,199
CMO Series 2022-SJ1 Class A1B
03/25/2062	3.612%	13,554,211	12,889,781
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	12,301,558	11,728,901
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	583,381	577,526
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	17,685,630	17,007,408
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	9,354,811	9,001,335
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	6,471,259	6,278,892
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class A1
01/25/2060	2.417%	296,161	278,946
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $103,266,251)			99,767,589

Treasury Bills 1.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Bills
05/02/2024	5.160%	10,700,000	10,696,976
Total Treasury Bills (Cost $10,698,417)			10,696,976

U.S. Government & Agency Obligations 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(d)
SOFR + 0.135% 09/05/2024	5.455%	400,000	400,144
SOFR + 0.200% 12/05/2024	5.520%	483,000	483,447
SOFR + 0.180% 03/07/2025	5.500%	2,550,000	2,552,144
Federal Farm Credit Banks Funding Corp.
11/18/2024	0.875%	3,575,000	3,488,049
Federal Home Loan Banks
01/06/2025	4.940%	2,550,000	2,540,689
Federal National Mortgage Association
10/15/2024	1.625%	1,650,000	1,622,060
Total U.S. Government & Agency Obligations (Cost $11,104,553)			11,086,533

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.485%(g),(h)	28,445,598	28,437,065
Total Money Market Funds (Cost $28,435,070)		28,437,065
Total Investments in Securities (Cost: $1,077,926,927)		1,074,513,401
Other Assets & Liabilities, Net		(11,962,731)
Net Assets		1,062,550,670

Columbia Ultra Short Term Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2024 (Unaudited)
At April 30, 2024, securities and/or cash totaling $1,253,500 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,090)	06/2024	USD	(220,895,313)	2,228,860	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to $404,885,749, which represents 38.11% of total net assets.

(b)	Represents a security purchased on a when-issued basis.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2024.

(d)	Variable rate security. The interest rate shown was the current rate as of April 30, 2024.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2024.

(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2024.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.485%
	20,596,147	557,672,336	(549,831,005)	(413)	28,437,065	2,562	1,407,619	28,445,598
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Ultra Short Term Bond Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT103_07_P01_(06/24)